Mergers and Acquisitions - Emerge Fuels Business Acquisition (Narrative) (Details) - Emerge Energy Services L P [Member] $ in Millions	Aug. 31, 2016 USD ($) Boe plant
Business Acquisition [Line Items]
Consideration transferred | $	$ 171
Number of transmix processing plants | plant	2
Barrels per day able to be processed by transmix plants (over)	10,000
Barrels of storage capacity of transmix plants (over)	800,000